1
The Gabelli Utility Trust
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.8%
ENERGY AND UTILITIES  — 83.8%
Alternative Energy  — 1.1%
85,000 Algonquin Power & Utilities Corp., New
York ......................... $ 463,250
2,950 Brookfield Renewable Corp., Cl. A ...... 96,347
3,300 Clearway Energy Inc., Cl. C .......... 101,244
5,500 Eos Energy Enterprises Inc.† ......... 16,335
2,300 Landis+Gyr Group AG .............. 213,600
1,500 Neoen SA ....................... 65,119
45,400 NextEra Energy Partners LP .......... 1,253,948
12,500 Ormat Technologies Inc. ............ 961,750
600 Orsted AS† ..................... 39,889
300 SolarEdge Technologies Inc.† ......... 6,873
6,000 Vestas Wind Systems A/S† .......... 132,471
3,350,826
Diversified Industrial  — 1.2%
548 Alstom SA† ..................... 11,367
15,322 AZZ Inc. ........................ 1,265,750
17,000 Bouygues SA .................... 568,842
300 Chart Industries Inc.† .............. 37,242
10,000 General Electric Co. ................ 1,885,800
100 Sulzer AG ....................... 16,353
3,785,354
Electric Integrated  — 45.7%
23,000 ALLETE Inc. ..................... 1,476,370
78,345 Alliant Energy Corp. ............... 4,754,758
17,150 Ameren Corp. .................... 1,499,939
50,950 American Electric Power Co. Inc. ...... 5,227,470
800 Atlantica Sustainable Infrastructure plc .. 17,584
68,000 Avangrid Inc. .................... 2,433,720
53,000 Avista Corp. ..................... 2,053,750
400 Badger Meter Inc. ................. 87,364
33,000 Black Hills Corp. .................. 2,016,960
8,470 CenterPoint Energy Inc. ............. 249,187
80,444 CMS Energy Corp. ................ 5,681,760
45,500 Dominion Energy Inc. .............. 2,629,445
16,800 DTE Energy Co. .................. 2,157,288
71,700 Duke Energy Corp. ................ 8,267,010
63,500 Edison International ............... 5,530,215
7,000 Emera Inc. ...................... 275,818
4,100 Entergy Corp. .................... 539,601
136,500 Evergy Inc. ...................... 8,464,365
123,400 Eversource Energy ................ 8,397,370
100,200 FirstEnergy Corp. ................. 4,443,870
60,000 Hawaiian Electric Industries Inc.† ...... 580,800
4,700 IDACORP Inc. .................... 484,523
57,000 MGE Energy Inc. .................. 5,212,650
186,050 NextEra Energy Inc. ................ 15,726,807
48,000 NiSource Inc. .................... 1,663,200
72,500 Northwestern Energy Group Inc. ....... 4,148,450
Shares
Market
Value
18,000 NRG Energy Inc. .................. $ 1,639,800
178,000 OGE Energy Corp. ................. 7,301,560
56,500 Otter Tail Corp. ................... 4,416,040
54,800 PG&E Corp. ..................... 1,083,396
1,100 Pinnacle West Capital Corp. .......... 97,449
58,450 Portland General Electric Co. ......... 2,799,755
22,240 PPL Corp. ...................... 735,699
31,673 Public Service Enterprise Group Inc. .... 2,825,548
1,825 Sempra ........................ 152,625
3,500 The Southern Co. ................. 315,630
85,450 TXNM Energy Inc. ................. 3,740,146
17,000 Unitil Corp. ...................... 1,029,860
119,170 WEC Energy Group Inc. ............. 11,461,771
139,900 Xcel Energy Inc. .................. 9,135,470
140,755,023
Electric Transmission and Distribution  — 4.2%
29,500 Consolidated Edison Inc. ............ 3,071,835
20,500 Constellation Energy Corp. ........... 5,330,410
66,100 Exelon Corp. ..................... 2,680,355
110,000 Iberdrola SA ..................... 1,700,782
300 The Timken Co. ................... 25,287
12,808,669
Environmental Services  — 0.3%
800 Fluidra SA ...................... 20,927
500 Tetra Tech Inc. ................... 23,580
27,712 Veolia Environnement SA ............ 910,622
955,129
Equipment and Supplies  — 1.5%
5,000 Capstone Green Energy Corp.† ........ 1,050
1,396 Graham Corp.† ................... 41,308
20,880 Innovex International Inc.† ........... 306,518
10,000 MDU Resources Group Inc. .......... 274,100
50,000 Mueller Industries Inc. .............. 3,705,000
103 Tidewater Inc.† ................... 7,394
1,100 Valmont Industries Inc. ............. 318,945
4,654,315
Global Utilities  — 2.9%
8,000 Chubu Electric Power Co. Inc. ........ 93,568
7,595 EDP SA ........................ 34,680
115,000 Electric Power Development Co. Ltd. .... 1,916,333
33,000 Endesa SA ...................... 721,087
300,000 Enel SpA ....................... 2,396,055
560,000 Hera SpA ....................... 2,232,890
15,000 Hokkaido Electric Power Co. Inc. ...... 100,744
13,000 Hokuriku Electric Power Co. .......... 83,649
220,000 Huaneng Power International Inc., Cl. H .. 134,991
38,000 Korea Electric Power Corp., ADR† ...... 294,880
22,000 Kyushu Electric Power Co. Inc. ........ 239,172
15,000 Shikoku Electric Power Co. Inc. ....... 132,806
9,000 The Chugoku Electric Power Co. Inc. .... 61,179

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
25,000 The Kansai Electric Power Co. Inc. ..... $ 412,246
11,000 Tohoku Electric Power Co. Inc. ........ 104,930
8,959,210
Merchant Energy  — 1.6%
244,000 The AES Corp. ................... 4,894,640
Natural Gas Integrated  — 7.7%
8,000 DT Midstream Inc. ................ 629,280
85,000 Energy Transfer LP ................ 1,364,250
105,000 Kinder Morgan Inc. ................ 2,319,450
105,182 National Fuel Gas Co. .............. 6,375,081
141,500 ONEOK Inc. ..................... 12,894,895
23,582,956
Natural Gas Utilities  — 8.2%
24,700 Atmos Energy Corp. ............... 3,426,137
100 Cheniere Energy Inc. ............... 17,984
9,000 Chesapeake Utilities Corp. ........... 1,117,530
13,200 Engie SA ....................... 227,971
100,625 National Grid plc .................. 1,385,665
67,500 National Grid plc, ADR .............. 4,702,725
7,000 Northwest Natural Holding Co. ........ 285,740
30,300 ONE Gas Inc. .................... 2,254,926
55,000 RGC Resources Inc. ............... 1,241,350
131,715 Southwest Gas Holdings Inc. ......... 9,715,298
14,850 Spire Inc. ....................... 999,257
600 UGI Corp. ....................... 15,012
25,389,595
Natural Resources  — 1.8%
450 Antero Resources Corp.† ............ 12,892
375 APA Corp. ...................... 9,173
55,642 Cameco Corp. .................... 2,657,462
30,000 Compania de Minas Buenaventura SAA,
ADR ......................... 415,200
100 Diamondback Energy Inc. ........... 17,240
17,500 Exxon Mobil Corp. ................ 2,051,350
2,000 Hess Corp. ...................... 271,600
5,434,917
Oil  — 0.2%
4,500 Devon Energy Corp. ............... 176,040
20,000 PrairieSky Royalty Ltd. ............. 406,522
582,562
Services  — 2.1%
22,000 ABB Ltd., ADR ................... 1,274,240
99,500 Enbridge Inc. .................... 4,040,695
33,588 Halliburton Co. ................... 975,731
674 Oceaneering International Inc.† ....... 16,762
Shares
Market
Value
1,263 Schlumberger NV ................. $ 52,983
681 TechnipFMC plc .................. 17,863
176 Weatherford International plc ......... 14,946
6,393,220
Water  — 5.3%
26,000 American States Water Co. ........... 2,165,540
22,400 American Water Works Co. Inc. ....... 3,275,776
23,000 Artesian Resources Corp., Cl. A ....... 855,140
33,200 California Water Service Group ........ 1,800,104
26,000 Essential Utilities Inc. .............. 1,002,820
6,700 Middlesex Water Co. ............... 437,108
135,000 Severn Trent plc .................. 4,768,500
29,000 SJW Group ..................... 1,685,190
9,400 The York Water Co. ................ 352,124
4,100 Zurn Elkay Water Solutions Corp. ...... 147,354
16,489,656
TOTAL ENERGY AND UTILITIES ...... 258,036,072
COMMUNICATIONS  — 11.1%
Cable and Satellite  — 1.4%
4,000 Altice USA Inc., Cl. A† .............. 9,840
2,100 Charter Communications Inc., Cl. A† .... 680,568
20,900 Cogeco Inc. ..................... 924,425
20,000 EchoStar Corp., Cl. A† .............. 496,400
300,000 ITV plc ......................... 321,068
90,000 Liberty Latin America Ltd., Cl. A† ...... 862,200
5,947 Liberty Latin America Ltd., Cl. C† ...... 56,437
22,000 Rogers Communications Inc., Cl. B ..... 884,620
4,235,558
Communications Equipment  — 0.0%
7,500 Furukawa Electric Co. Ltd. ........... 188,276
Telecommunications  — 7.0%
35,000 AT&T Inc. ....................... 770,000
10,000 BCE Inc., New York ................ 348,000
5,500 BCE Inc., Toronto ................. 191,216
100,000 BT Group plc, Cl. A ................ 197,735
7,500 Cogeco Communications Inc. ......... 396,503
110,000 Deutsche Telekom AG .............. 3,231,363
60,000 Deutsche Telekom AG, ADR .......... 1,765,800
21,250 Eurotelesites AG† ................. 113,068
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 25
83,000 Liberty Global Ltd., Cl. A† ........... 1,752,130
106,000 Liberty Global Ltd., Cl. C† ........... 2,290,660
1,750,000 Nippon Telegraph & Telephone Corp. .... 1,787,441
146,500 Orange Belgium SA† ............... 2,416,793
6,000 Orange SA, ADR .................. 68,880
59,000 Orascom Financial Holding SAE† ...... 420
10,000 Orascom Investment Holding, GDR†(a) .. 140
30,000 Pharol SGPS SA† ................. 1,476

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
8,500 Proximus SA .................... $ 66,233
2,000 PT Indosat Tbk ................... 1,447
1,350 Tele2 AB, Cl. B ................... 15,274
250,000 Telefonica SA, ADR ................ 1,215,000
85,000 Telekom Austria AG ................ 832,636
25,000 Telephone and Data Systems Inc. ...... 581,250
30,000 Telesat Corp.† ................... 395,100
5,500 T-Mobile US Inc. .................. 1,134,980
10,000 VEON Ltd., ADR† ................. 304,200
37,500 Verizon Communications Inc. ......... 1,684,125
21,561,895
Wireless Communications  — 2.7%
5,000 America Movil SAB de CV, ADR ....... 81,800
21,422 Anterix Inc.† ..................... 806,753
103,000 Millicom International Cellular SA, SDR† . 2,797,146
1,200 Operadora De Sites Mexicanos SAB de CV 945
2,300 SK Telecom Co. Ltd., ADR ........... 54,671
400 SmarTone Telecommunications Holdings
Ltd. ......................... 213
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 412,800
32,200 United States Cellular Corp.† ......... 1,759,730
230,000 Vodafone Group plc, ADR ........... 2,304,600
8,218,658
TOTAL COMMUNICATIONS ......... 34,204,387
OTHER  — 2.9%
Automotive  — 0.1%
275 Ducommun Inc.† ................. 18,103
45,000 Iveco Group NV .................. 451,728
469,831
Building and Construction  — 0.1%
2,550 Knife River Corp.† ................. 227,944
Diversified Industrial  — 0.2%
1,200 Accelleron Industries AG, ADR ........ 61,992
200 Arcosa Inc. ...................... 18,952
166 ITT Inc. ........................ 24,819
2,236 L.B. Foster Co., Cl. A† .............. 45,681
600 Matthews International Corp., Cl. A ..... 13,920
12,500 Trinity Industries Inc. ............... 435,500
600,864
Electronics  — 0.6%
1,200 Allient Inc. ...................... 22,788
74 Hubbell Inc. ..................... 31,698
2,200 Keysight Technologies Inc.† .......... 349,646
567 Resideo Technologies Inc.† .......... 11,419
Shares
Market
Value
13,500 Sony Group Corp., ADR ............. $ 1,303,695
1,719,246
Financial Services  — 0.0%
150,000 GAM Holding AG† ................. 34,454
7,000 Kinnevik AB, Cl. B ................. 56,919
91,373
Machinery  — 0.9%
220,000 CNH Industrial NV ................. 2,442,000
936 Flowserve Corp. .................. 48,382
300 Medmix AG ..................... 3,665
2,765 Mueller Water Products Inc., Cl. A ..... 60,000
1,250 Xylem Inc. ...................... 168,788
2,722,835
Specialty Chemicals  — 0.1%
200 Air Products and Chemicals Inc. ....... 59,548
250 Linde plc ....................... 119,215
178,763
Transportation  — 0.9%
21,000 GATX Corp. ..................... 2,781,450
TOTAL OTHER ................. 8,792,306
TOTAL COMMON STOCKS ......... 301,032,765
WARRANTS  — 0.0%
OTHER  — 0.0%
Financial Services  — 0.0%
7,500 SDCL EDGE Acquisition Corp., expire
12/31/28† ..................... 750
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.2%
$ 6,920,000 U.S. Treasury Bills,
4.544% to 5.303%††, 11/14/24 to
02/13/25 ...................... 6,866,939
TOTAL INVESTMENTS — 100.0% ....
(Cost $232,077,692) ............. $ 307,900,454
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt